Combined Consolidated Statements of Partners' Equity (USD $) In Thousands, unless otherwise specified		Total	Equity of Predecessors	Common - Public	Common - Tesoro	Subordinated - Tesoro	General Partner - Tesoro
Balance at Dec. 31, 2008	[1]	$ 184,314	$ 184,314	$ 0	$ 0	$ 0	$ 0
Consolidated Statements of Partners' Equity
Loss attributable to Predecessors	[1]	(30,991)	(30,991)	0	0	0	0
Sponsor contributions of equity to the Predecessors	[1]	33,622	33,622	0	0	0	0
Non-cash contributions	[1]	0
Net liabilities of TLLP Predecessor not assumed by Tesoro Logistics LP	[1]	0
Proceeds from initial public offering, net of underwriters' discount	[1]	0
Offering costs	[1]	0
Partnership earnings April 25 through December 31, 2011	[1]	0
Balance at Dec. 31, 2009	[1]	186,945	186,945	0	0	0	0
Consolidated Statements of Partners' Equity
Loss attributable to Predecessors	[1]	(34,001)	(34,001)	0	0	0	0
Sponsor contributions of equity to the Predecessors	[1]	26,828	26,828	0	0	0	0
Non-cash contributions	[1]	0
Net liabilities of TLLP Predecessor not assumed by Tesoro Logistics LP	[1]	0
Proceeds from initial public offering, net of underwriters' discount	[1]	0
Offering costs	[1]	0
Partnership earnings April 25 through December 31, 2011	[1]	0
Balance at Dec. 31, 2010	[1]	179,772
Balance at Dec. 31, 2010	[1]	179,772	179,772	0	0	0	0
Consolidated Statements of Partners' Equity
Loss attributable to Predecessors	[1]	(16,069)	(16,069)	0	0	0	0
Sponsor contributions of equity to the Predecessors	[1]	19,690	19,690	0	0	0	0
Non-cash contributions	[1]	4,399	4,399	0	0	0	0
Net liabilities of TLLP Predecessor not assumed by Tesoro Logistics LP	[1]	4,389	4,389	0	0	0	0
Allocation of net Sponsor investment in TLLP Predecessor to unitholders	[1]	0	(134,479)	0	10,654	72,083	51,742
Proceeds from initial public offering, net of underwriters' discount	[1]	294,328	0	304,527	(191)	(9,615)	(393)
Offering costs	[1]	(6,196)	0	(2,975)	(61)	(3,036)	(124)
Cash distributions	[1]	(351,797)	0	(8,893)	(70,107)	(222,426)	(50,371)
Capital contribution	[1]	3,067	0	0	59	3,008	0
Partnership earnings April 25 through December 31, 2011	[1]	34,568	0	16,593	345	16,938	692
Unit-based compensation and other	[1]	521	0	479	0	0	42
Balance at Dec. 31, 2011	[1]	166,672		309,731	(59,301)	(143,048)	1,588
Balance at Dec. 31, 2011	[1]	$ 57,702	$ 57,702

[1]	Adjusted to include the historical results of the Martinez crude oil marine terminal and the Long Beach marine terminal and related short-haul pipelines. See Notes A and C for further discussion.